CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Cash flows from operating activities
Net income (loss) for the year	¥ 29,091	$ 4,240	¥ (627)	¥ 2,775
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	1,651	241	5,026	3,122
Provision for credit losses	2,235	326	0	0
Depreciation of property and equipment	6,242	910	3,617	3,735
Amortization of operating lease right-of-use assets	10,995	1,603	7,958	3,965
(Gain) loss of disposal of property and equipment	(4)	(1)	63	(424)
Loss from property and equipment impairment	0		0	3,674
Amortization of intangible assets	587	86	424	618
Loss from long-term investments impairment				500
Fair value changes of investments	(2,438)	(356)	(2,022)	(3,910)
Gains from deregistration of subsidiaries	(8,811)	(1,284)	(394)	(2,202)
Deferred income taxes				26
Changes in operating assets and liabilities and other, net:
Accounts receivable	(1,128)	(164)	1,201	(289)
Amounts due from related parties	645	94	4,452	2,893
Other receivables, deposits and other assets	7,338	1,070	(10,538)	(7,117)
Other non-current assets	(1,125)	(164)	(1,365)	(254)
Changes in operating lease liabilities	(10,430)	(1,521)	(7,123)	(3,167)
Amounts due to related parties	182	27	2,075	1,090
Accounts payables	(732)	(107)	3,746
Accrued expenses and other current liabilities	(6,979)	(1,017)	2,924	142
Income tax payable	517	75	670	1,018
Deferred revenue	2,193	320	9,918	10,361
Net cash provided by operating activities	30,029	4,378	20,005	16,556
Cash flows from investing activities
Purchases of property and equipment	(6,252)	(912)	(57,250)	(56,616)
Acquisition of businesses, net of cash acquired				71
Purchases of intangible assets	(659)	(96)
Payments of long-term investments	(9,000)	(1,312)		(9,000)
Purchases of short-term investments			(27,689)	(18,929)
Purchases of short-term investments under fair value	(553,494)	(80,709)	(34,337)	(103,145)
Purchases of long-term investments under fair value	(140,244)	(20,450)	(85,645)	(93,280)
Proceeds from maturity of investments	602,358	87,834	206,955	351,827
Loans to related parties	(800)	(117)		(4,763)
Collection of loans to related party		0	481	5,316
Proceeds from sales of property and equipment	10	1	10
Net cash provided by (used in) investing activities	(108,081)	(15,761)	2,525	71,481
Cash flows from financing activities
Capital contribution from non-controlling shareholders	1,289	188	490
Return capital to non-controlling shareholder	(171)	(25)
Proceeds from related parties loans				1,587
Repayment to related parties loans			(203)	(160)
Net proceeds from option exercised	78	11	4,831
Repurchase of ordinary shares				(159)
Dividends payment			(34,887)
Proceeds from long-term borrowings	7,866	1,147	42,134	40,000
Capital contribution from shareholder			2
Net cash provided by financing activities	9,062	1,321	12,367	41,268
Effect of foreign exchange rate changes	(3,761)	(546)	2,152	(4,117)
Net (decrease) increase in cash, and cash equivalents and restricted cash	(72,751)	(10,608)	37,049	125,188
Cash and cash equivalents, and restricted cash at beginning of the year	339,295	49,475	302,246	177,058
Cash and, cash equivalents and restricted cash at end of the year	266,544	38,867	339,295	302,246
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	136,181	19,858	210,771	180,198
Restricted cash, current			496
Restricted cash, non-current	130,363		128,028	122,048
Cash and, cash equivalents and restricted cash at end of the year	266,544	38,867	339,295	302,246
Supplemental disclosure of cash flow information:
Income taxes paid	226	33	53	57
Cash paid for amounts included in measurement of lease liabilities	11,128	1,623	7,396	3,034
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	12,915	1,883	20,908	1,846
Purchases of long-lived assets in accrued expenses and other current liabilities	181	26	4,396	¥ 3,662
Dividends payable offset against receivables from shareholders			¥ 1,711
Offset between of due to related parties and other receivables	429	63
ROU assets disposed as reduction of operating lease liabilities due to lease termination	¥ 1,851	$ 270